Amounts Included in Accumulated Other Comprehensive Income (Loss) as Pension Liability Adjustments, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain	¥ (195)	¥ 301
Pension liability adjustments, pre-tax	¥ (195)	¥ 301